Financial Instruments And Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments And Risk Management [Abstract]
Summary of Net Monetary Assets and Liabilities Held in Foreign Currencies

The table below summarizes the net monetary assets and liabilities held in foreign currencies:

	December 31, 2018	December 31, 2017
Canadian dollar net monetary (liabilities) assets	$(1,042)	$4,173
Mexican peso net monetary assets	5,628	5,403
	$4,586	$9,576